UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02857
                                   811-21434

Name of Fund:  BlackRock Bond Fund of BlackRock Bond Fund, Inc.
               Master Bond Portfolio of Master Bond LLC

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Bond Fund of BlackRock Bond Fund, Inc. and Master Bond Portfolio of Master Bond LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 09/30/07

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


BlackRock Bond Fund of Master Bond LLC

Schedule of Investments as of June 30, 2007 (Unaudited)

                                   Beneficial
                                     Interest   Mutual Funds                                                            Value
                            $   2,201,777,652   Master Bond Portfolio of Master Bond LLC                        $   2,518,630,637

                                                Total Investments (Cost - $2,552,755,946) - 100.5%                  2,518,630,637
                                                Liabilities in Excess of Other Assets - (0.5%)                       (11,727,421)
                                                                                                                -----------------
                                                Net Assets - 100.0%                                             $   2,506,903,216
                                                                                                                =================



Master Bond Portfolio of Master Bond LLC


Schedule of Investments as of June 30, 2007 (Unaudited)                                                         (in U.S. dollars)

                                       Face
                                     Amount   Asset-Backed Securities +                                                 Value
                            USD     580,803   ACE Securities Corp. Series 2003-OP1 Class A2,
                                              5.68% due 12/25/2033 (b)                                          $         582,283
                                 11,203,000   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                              6% due 9/25/2035 (b)                                                     11,398,268
                                 29,000,000   ACE Securities Corp. Series 2005-HE6 Class A2B,
                                              5.52% due 10/25/2035 (b)                                                 29,006,914
                                 20,497,716   ACE Securities Corp. Series 2006-NC3 Class A2A,
                                              5.37% due 12/25/2036 (b)                                                 20,497,661
                                 18,109,539   Aegis Asset Backed Securities Trust Series 2006-1 Class A1,
                                              5.40% due 1/25/2037 (b)                                                  18,109,490
                                 11,525,000   Ameriquest Mortgage Securities, Inc. Series 2003-7 Class M1,
                                              6.17% due 8/25/2033 (b)                                                  11,620,576
                                  8,800,000   Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class M2,
                                              5.90% due 2/25/2034 (b)                                                   8,819,719
                                 17,664,909   Asset Backed Funding Certificates Series 2006-OPT3 Class A3A,
                                              5.38% due 11/25/2036 (b)                                                 17,665,936
                                 29,100,000   Banc of America Securities Auto Trust Series 2006-G1 Class A4,
                                              5.17% due 12/20/2010                                                     29,003,921
                                 28,350,000   Bank One Issuance Trust Series 2002-A6 Class A,
                                              5.51% due 6/15/2012 (b)                                                  28,480,041
                                  8,041,003   Bear Stearns Asset Backed Securities, Inc. Series 2005-4 Class A,
                                              5.65% due 1/25/2036 (b)                                                   8,041,983
                                 29,300,000   Bear Stearns Asset Backed Securities, Inc. Series 2005-HE10
                                              Class A2, 5.61% due 8/25/2035 (b)                                        29,365,793
                                 11,407,000   Bear Stearns Asset Backed Securities, Inc. Series 2005-SD1
                                              Class 1A2, 5.62% due 7/25/2027 (b)                                       11,437,444
                                 18,208,988   Bear Stearns Asset Backed Securities, Inc. Series 2006-HE8
                                              Class 1A1, 5.39% due 10/25/2036 (b)                                      18,208,933
                                 15,490,264   Bear Stearns Asset Backed Securities, Inc. Series 2006-HE10
                                              Class 21A1, 5.39% due 12/25/2036 (b)                                     15,482,001
                                  4,850,000   Capital Auto Receivables Asset Trust Series 2004-2 Class D,
                                              5.82% due 5/15/2012 (a)                                                   4,788,674
                                 17,935,570   Carrington Mortgage Loan Trust Series 2006-NC5 Class A1,
                                              5.37% due 1/25/2037 (b)                                                  17,937,516
                                 23,102,414   Carrington Mortgage Loan Trust Series 2007-RFC1 Class A1,
                                              5.37% due 12/25/2036 (b)                                                 23,102,347
                                 10,900,000   Chase Manhattan Auto Owner Trust Series 2006-A Class A4,
                                              5.36% due 1/15/2013                                                      10,907,827
                                  2,410,678   Countrywide Asset Backed Certificates Series 2003-2 Class M1,
                                              6.02% due 6/26/2033 (b)                                                   2,414,219
                                    909,397   Countrywide Asset Backed Certificates Series 2003-BC3 Class A2,
                                              5.94% due 9/25/2033 (b)                                                     909,736
                                  1,947,299   Countrywide Asset Backed Certificates Series 2004-5 Class A,
                                              5.77% due 10/25/2034 (b)                                                  1,961,447
                                  8,750,000   Countrywide Asset Backed Certificates Series 2004-5 Class M2,
                                              5.99% due 7/25/2034 (b)                                                   8,797,135
                                 10,300,000   Countrywide Asset Backed Certificates Series 2004-13 Class AF4,
                                              4.583% due 1/25/2033 (b)                                                 10,148,368
                                 10,715,000   Countrywide Asset Backed Certificates Series 2004-13 Class MF1,
                                              5.071% due 12/25/2034 (b)                                                10,387,765
                                 24,350,893   Countrywide Asset Backed Certificates Series 2006-20 Class 2A1,
                                              5.37% due 4/25/2037 (b)                                                  24,350,828
                                 23,080,595   Countrywide Asset Backed Certificates Series 2006-21 Class 2A1,
                                              5.37% due 5/25/2037 (b)                                                  23,068,709
                                 17,564,681   Countrywide Asset Backed Certificates Series 2006-22 Class 2A1,
                                              5.37% due 5/25/2037 (b)                                                  17,582,784
                                 25,665,947   Countrywide Asset Backed Certificates Series 2006-25 Class 2A1,
                                              5.39% due 6/25/2037 (b)                                                  25,664,187
                                 14,864,696   Countrywide Asset Backed Certificates Series 2006-26 Class 2A1,
                                              5.40% due 6/25/2037 (b)                                                  14,864,655
                                 25,800,000   Daimler Chrysler Auto Trust Series 2006-D Class A3,
                                              4.98% due 2/08/2011                                                      25,670,185
                                 15,086,000   Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                              5.87% due 7/25/2034 (b)                                                  15,121,736
                                  2,275,681   First Franklin Mortgage Loan Asset Backed Certificates
                                              Series 2004-FF10 Class A2, 5.72% due 12/25/2032 (b)                       2,277,539
                                 18,942,990   First Franklin Mortgage Loan Asset Backed Certificates
                                              Series 2005-FF10 Class A6, 5.67% due 11/25/2035 (b)                      18,922,338
                                  9,900,868   Ford Credit Auto Owner Trust Series 2004-A Class A4,
                                              3.54% due 11/15/2008                                                      9,848,647
                                 25,925,000   Ford Credit Auto Owner Trust Series 2005-A Class A4,
                                              3.72% due 10/15/2009                                                     25,601,140
                                 18,700,000   Ford Credit Auto Owner Trust Series 2006-B Class A4,
                                              5.25% due 9/15/2011                                                      18,629,273
                                 15,444,806   Fremont Home Loan Trust Series 2005-E Class 2A2,
                                              5.49% due 1/25/2036 (b)                                                  15,447,823
                                 13,500,000   GE Dealer Floorplan Master Note Trust Series 2004-2 Class B,
                                              5.61% due 7/20/2009 (b)                                                  13,501,226
                                 20,895,609   HSI Asset Securitization Corp. Trust Series 2006-HE1 Class 2A1,
                                              5.37% due 10/25/2036 (b)                                                 20,871,384
                                 10,500,000   Harley-Davidson Motorcycle Trust Series 2006-2 Class A2,
                                              5.35% due 3/15/2013                                                      10,505,292
                                  2,526,089   Home Equity Asset Trust Series 2005-1 Class A2,
                                              5.60% due 5/25/2035 (b)                                                   2,527,209
                                  1,836,672   Home Equity Asset Trust Series 2005-3 Class 1A2,
                                              5.57% due 8/25/2035 (b)                                                   1,836,987
                                 26,390,000   Honda Auto Receivables Owner Trust Series 2006-3 Class A3,
                                              5.12% due 10/15/2010                                                     26,301,876
                                 21,434,250   Indymac Residential Asset Backed Trust Series 2006-E Class 2A1,
                                              5.38% due 4/25/2037 (b)                                                  21,426,743
                                  5,190,421   Irwin Home Equity Series 2005-C Class 1A1, 5.58% due 4/25/2030 (b)        5,191,680
                                 26,732,273   Ixis Real Estate Capital Trust Series 2007-HE1 Class A1,
                                              5.38% due 5/25/2037 (b)                                                  26,719,676
                                 14,206,545   JPMorgan Mortgage Acquisition Corp. Series 2006-HE3 Class A2,
                                              5.39% due 11/25/2036 (b)                                                 14,206,507
                                 18,517,367   Long Beach Mortgage Loan Trust Series 2006-11 Class 2A1,
                                              5.38% due 12/25/2036 (b)                                                 18,517,309
                                  3,343,616   Morgan Stanley ABS Capital I, Inc. Series 2005-HE1 Class A2MZ,
                                              5.62% due 12/25/2034 (b)                                                  3,345,800
                                    814,247   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2 Class A1MZ,
                                              5.57% due 3/25/2035 (b)                                                     814,596
                                    793,106   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2 Class A2MZ,
                                              5.57% due 3/25/2035 (b)                                                     793,438
                                 17,697,250   Morgan Stanley ABS Capital I, Inc. Series 2006-HE8 Class A2A,
                                              5.37% due 10/25/2036 (b)                                                 17,688,814
                                 21,041,880   Morgan Stanley ABS Capital I, Inc. Series 2007-NC1 Class A2A,
                                              5.37% due 11/25/2036 (b)                                                 21,030,972
                                 12,302,809   Nationstar Home Equity Loan Trust Series 2006-B Class AV1,
                                              6.02% due 9/25/2036 (b)                                                  12,302,780
                                  5,272,097   New Century Home Equity Loan Trust Series 2005-2 Class A2MZ,
                                              5.58% due 6/25/2035 (b)                                                   5,248,083
                                  5,219,663   New Century Home Equity Loan Trust Series 2005-3 Class A2B,
                                              5.50% due 7/25/2035 (b)                                                   5,219,362
                                  5,020,076   Nomura Home Equity Loan, Inc. Series 2006-HE1 Class A1,
                                              5.40% due 2/25/2036 (b)                                                   5,019,258
                                  2,898,225   Option One Mortgage Loan Trust Series 2003-4 Class A2,
                                              5.64% due 7/25/2033 (b)                                                   2,902,461
                                  1,678,058   Park Place Securities, Inc. Series 2005-WCH1 Class A1B,
                                              5.62% due 1/25/2035 (b)                                                   1,678,873
                                  1,316,871   Park Place Securities, Inc. Series 2005-WCH1 Class A3D,
                                              5.66% due 1/25/2035 (b)                                                   1,317,437
                                  4,020,000   Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class M2,
                                              5.51% due 5/25/2035                                                       3,868,486
                                 15,667,999   RAAC Series 2005-SP2 Class 2A, 5.62% due 6/25/2044 (b)                   15,674,317
                                  2,637,241   Residential Asset Mortgage Products, Inc. Series 2004-RS11
                                              Class A2, 5.59% due 12/25/2033 (b)                                        2,638,024
                                  6,683,695   Residential Asset Mortgage Products, Inc. Series 2005-RS3
                                              Class AI2, 5.49% due 3/25/2035 (b)                                        6,688,057
                                 17,928,895   Residential Asset Mortgage Products, Inc. Series 2006-EFC2
                                              Class A1, 5.38% due 12/25/2036 (b)                                       17,930,916
                                  2,416,124   Residential Asset Securities Corp. Series 2003-KS5 Class AIIB,
                                              5.61% due 7/25/2033 (b)                                                   2,416,955
                                 24,900,000   Soundview Home Equity Loan Trust Series 2005-OPT3 Class A4,
                                              5.62% due 11/25/2035 (b)                                                 24,932,350
                                 17,050,000   Structured Asset Investment Loan Trust Series 2003-BC6 Class M1,
                                              6.07% due 7/25/2033 (b)                                                  17,062,177
                                 16,700,000   Structured Asset Investment Loan Trust Series 2003-BC7 Class M1,
                                              6.07% due 7/25/2033 (b)                                                  16,727,021
                                  5,737,000   Structured Asset Investment Loan Trust Series 2004-8 Class M4,
                                              6.32% due 9/25/2034 (b)                                                   5,755,384
                                  4,498,404   Structured Asset Securities Corp. Series 2004-23XS Class 2A1,
                                              5.62% due 1/25/2035 (b)                                                   4,515,114
                                 20,067,700   Structured Asset Securities Corp. Series 2006-BC6 Class A2,
                                              5.40% due 1/25/2037 (b)                                                  20,066,219
                                 23,200,000   USAA Auto Owner Trust Series 2006-4 Class A3,
                                              5.01% due 6/15/2011                                                      23,105,307
                                 21,651,000   USAA Auto Owner Trust Series 2006-4 Class A4,
                                              4.98% due 10/15/2012                                                     21,433,970

                                              Total Asset-Backed Securities (Cost - $1,009,065,686) - 30.3%         1,007,907,901



                                              U.S. Government & Agency Obligations
                                 25,300,000   Fannie Mae, 7.125% due 1/15/2030                                         30,107,835
                                 20,000,000   U.S. Treasury Bonds, 5.375% due 2/15/2031                                20,537,500
                                 18,755,009   U.S. Treasury Inflation Indexed Bonds, 3.875% due 1/15/2009              19,053,926
                                 16,415,438   U.S. Treasury Inflation Indexed Bonds, 3.50% due 1/15/2011               16,888,662
                                 38,301,738   U.S. Treasury Inflation Indexed Bonds, 1.625% due 1/15/2015              35,602,653
                                 30,000,000   U.S. Treasury Notes, 4.50% due 11/15/2015 (m)                            28,935,930
                                 24,125,000   U.S. Treasury Notes, 4.75% due 2/15/2037 (m)                             22,747,245

                                              Total U.S. Government & Agency Obligations
                                              (Cost - $170,032,182) - 5.2%                                            173,873,751



                                              U.S. Government Agency Mortgage-Backed Securities +
                                              Fannie Mae Guaranteed Pass-Through Certificates:
                                 16,907,936      4.00% due 7/01/2020 - 5/01/2022                                       15,645,497
                                 87,500,000      4.50% due 7/15/2022 (n)                                               83,015,625
                                396,713,370     5.00% due 7/15/2022 - 8/15/2037 (n)                                   377,154,606
                                 18,334,899     5.481% due 12/01/2036 (b)                                              18,224,147
                                964,793,838     5.50% due 12/01/2018 - 7/15/2037 (n)                                  933,565,695
                                398,975,463     6.00% due 7/15/2022 - 7/15/2037 (n)                                   395,744,725
                                 72,959,073     6.50% due 12/01/2028 - 8/15/2037 (n)                                   73,636,311
                                              Freddie Mac Mortgage Participation Certificates:
                                 99,690,550      5.00% due 12/01/2035 - 10/01/2036                                     93,557,145
                                170,821,226      5.50% due 6/01/2020 - 8/15/2037 (n)                                  165,598,264
                                 25,280,304      5.981% due 1/01/2037 (b)                                              25,408,713
                                 26,864,002      6.00% due 5/01/2035 - 8/15/2037 (n)                                   26,573,204
                                    282,130      6.50% due 10/01/2033                                                     286,912
                                  3,016,208      7.00% due 2/01/2031 - 4/01/2032                                        3,118,079
                                              Ginnie Mae MBS Certificates:
                                 17,561,257      6.00% due 9/15/2034 - 7/15/2037 (n)                                   17,483,019
                                  3,018,942      6.50% due 6/15/2031 - 4/15/2032                                        3,079,626
                                    555,782      7.50% due 4/15/2031 - 3/15/2032                                          582,051

                                              Total U.S. Government Agency Mortgage-Backed Securities
                                              (Cost - $2,239,914,990) - 67.2%                                       2,232,673,619



                                              U.S. Government Agency Mortgage-Backed Obligations + -
                                              Collateralized Mortgage Obligations
                                 37,975,497   Fannie Mae Trust Series 360 Class 2, 5% due 8/01/2035 (i)                 9,869,038
                                 37,056,542   Fannie Mae Trust Series 378 Class 4, 5% due 7/01/2036 (i)                 8,995,553
                                 20,000,000   Fannie Mae Trust Series 2003-41 Class XU, 4% due 7/25/2015               19,401,560
                                 21,152,000   Fannie Mae Trust Series 2003-87 Class TJ, 4.50% due 9/25/2018            19,735,281
                                 23,404,864   Fannie Mae Trust Series 2005-63 Class PA, 5.50% due 10/25/2024           23,347,473
                                 16,064,575   Fannie Mae Trust Series 2007-22 Class PA, 5.50% due 3/25/2037            15,926,368
                                 12,942,212   Freddie Mac Multiclass Certificates Series 2675 Class CB,
                                              4% due 5/15/2016                                                         12,512,825
                                 15,000,000   Freddie Mac Multiclass Certificates Series 2687 Class PM,
                                              4.50% due 11/15/2026                                                     14,733,723
                                 10,335,197   Freddie Mac Multiclass Certificates Series 3068 Class VA,
                                              5.50% due 10/15/2016                                                     10,263,283
                                 17,754,600   Freddie Mac Multiclass Certificates Series 3137 Class XP,
                                              6% due 4/15/2036                                                         17,882,456
                                 15,002,317   Freddie Mac Multiclass Certificates Series 3210 Class PA,
                                              6% due 3/15/2029                                                         15,106,613
                                 25,134,133   Freddie Mac Multiclass Certificates Series 3242 Class QA,
                                              5.50% due 3/15/2030                                                      25,071,650

                                              Total U.S. Government Agency Mortgage-Backed Obligations -
                                              Collateralized Mortgage Obligations
                                              (Cost - $192,283,968) - 5.8%                                            192,845,823



                                              Non-Government Agency Mortgage-Backed Securities +
Collateralized Mortgage              14,771   BlackRock Capital Finance LP Series 1997-R2 Class AP,
Obligations - 4.7%                            8.75% due 12/25/2035 (a)(b)(c)                                               14,720
                                     24,883   Collateralized Mortgage Obligation Trust Series 57 Class D,
                                              9.90% due 2/01/2019                                                          24,892
                                 19,503,774   Countrywide Alternative Loan Trust Series 2006-OC9 Class A1,
                                              5.39% due 9/25/2035 (b)                                                  19,508,884
                                 15,185,666   Countrywide Alternative Loan Trust Series 2006-OC10 Class 2A1,
                                              5.41% due 11/25/2036 (b)                                                 15,180,542
                                 22,958,012   Countrywide Alternative Loan Trust Series 2006-OC11 Class 2A1,
                                              5.42% due 1/25/2037 (b)                                                  22,955,018
                                  4,484,438   Impac Secured Assets CMN Owner Trust Series 2004-3 Class 1A4,
                                              5.72% due 11/25/2034 (b)                                                  4,495,993
                                 11,950,000   Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1,
                                              5.92% due 11/25/2034 (b)                                                 11,985,975
                                 18,423,588   Indymac Index Mortgage Loan Trust Series 2006-AR41 Class A3,
                                              5.50% due 2/25/2037 (b)                                                  18,463,736
                                    218,395   JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
                                              5.206% due 4/25/2035 (b)                                                    211,479
                                 25,770,869   Luminent Mortgage Trust Series 2006-7 Class 1A1,
                                              5.50% due 5/25/2036 (b)                                                  25,759,586
                                     37,490   Ocwen Residential MBS Corp. Series 1998-R2 Class AP,
                                              9.111% due 11/25/2034 (a)(b)                                                 29,992
                                  3,514,684   RMAC Plc Series 2003-NS2A Class A2C, 5.76% due 9/12/2035 (b)              3,515,780
                                 18,822,528   Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                              5.645% due 8/25/2035 (b)                                                 18,807,670
                                  2,818,181   Structured Asset Securities Corp. Series 2005-GEL2 Class A,
                                              5.60% due 4/25/2035 (b)                                                   2,817,469
                                 10,776,589   Structured Asset Securities Corp. Series 2005-OPT1 Class A4M,
                                              5.67% due 11/25/2035 (b)                                                 10,766,743
                                      1,158   Washington Mutual Series 2000-1 Class B1,
                                              9.32% due 1/25/2040 (b)                                                         926
                                                                                                                -----------------
                                                                                                                      154,539,405

Commercial Mortgage-             25,030,000   Bear Stearns Commercial Mortgage Securities Series 1998-C1
Backed Securities - 16.0%                     Class A2, 6.44% due 6/16/2030                                            25,158,792
                                  7,100,000   Bear Stearns Commercial Mortgage Securities Series 2006-PW11
                                              Class AJ, 5.625% due 3/11/2039 (b)                                        6,914,516
                                 14,364,889   CS First Boston Mortgage Securities Corp. Series 2002-CP5
                                              Class A1, 4.106% due 12/15/2035 (l)                                      13,925,152
                                 18,740,000   CWCapital Cobalt Series 2006-C1 Class A4, 5.223% due 8/15/2048           17,830,730
                                 22,310,409   Capco America Securitization Corp. Series 1998-D7 Class A1B,
                                              6.26% due 10/15/2030                                                     22,455,308
                                 18,947,718   Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2,
                                              7.198% due 1/15/2032                                                     19,545,409
                                 21,481,093   Chase Commercial Mortgage Securities Corp. Series 2000-1 Class A2,
                                              7.757% due 4/15/2032                                                     22,390,508
                                 13,000,000   First Union National Bank Commercial Mortgage Series 2000-C1
                                              Class A2, 7.841% due 5/17/2032                                           13,670,987
                                 19,003,523   GMAC Commercial Mortgage Securities, Inc. Series 1998-C2 Class D,
                                              6.50% due 5/15/2035                                                      19,232,236
                                 20,897,764   GMAC Commercial Mortgage Securities, Inc. Series 1999-C1 Class A2,
                                              6.175% due 5/15/2033                                                     21,037,881
                                 15,000,000   GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class B,
                                              6.67% due 4/15/2034                                                      15,517,103
                                    700,000   GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class AAB,
                                              4.702% due 12/10/2041                                                       668,669
                                 18,650,000   GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506%
                                              due 4/10/2038 (b)                                                        18,618,802
                                 19,400,000   Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class
                                              A4, 4.755% due 6/10/2036                                                 19,078,728
                                 20,738,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                              Series 2001-CIB2 Class A3, 6.429% due 4/15/2035                          21,304,083
                                 17,650,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                              Series 2006-CB17 Class A4, 5.429% due 12/12/2043                         17,083,491
                                 19,409,802   KeyCorp Series 2000-C1 Class A2, 7.727% due 5/17/2032                    20,264,892
                                  8,670,781   LB Commercial Conduit Mortgage Trust Series 1998-C1 Class A3,
                                              6.48% due 2/18/2030                                                       8,676,486
                                 15,952,511   LB Commercial Conduit Mortgage Trust Series 1999-C2 Class A2,
                                              7.325% due 10/15/2032                                                    16,395,656
                                 20,192,076   LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2, 7.95%
                                              due 5/15/2025                                                            21,220,412
                                 15,850,000   LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5, 4.739%
                                              due 7/15/2030                                                            14,806,568
                                 20,170,000   LB-UBS Commercial Mortgage Trust Series 2006-C7 Class A2, 5.30%
                                              due 11/15/2038                                                           19,912,546
                                 20,260,000   LB-UBS Commercial Mortgage Trust Series 2007-C1 Class A4, 5.424%
                                              due 2/15/2040                                                            19,585,474
                                 16,050,000   LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.43%
                                              due 2/15/2040                                                            15,483,234
                                  9,105,000   Morgan Stanley Capital I Series 2006-IQ12 Class A4, 5.332% due
                                              12/15/2043                                                                8,747,315
                                 20,464,057   Morgan Stanley Dean Witter Capital I Series 2000-LIFE Class A2,
                                              7.57% due 11/15/2036                                                     21,257,459
                                 15,851,273   Nationslink Funding Corp. Series 1998-1 Class B,
                                              6.436% due 3/20/2030                                                     15,821,616
                                 17,875,000   Wachovia Bank Commercial Mortgage Trust Series 2006-C25 Class A4,
                                              5.954% due 5/15/2043 (b)                                                 17,812,951
                                 19,075,000   Wachovia Bank Commercial Mortgage Trust Series 2006-C25 Class A5,
                                              5.764% due 5/15/2043 (b)                                                 19,018,662
                                 15,101,000   Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class A2,
                                              5.50% due 10/15/2048                                                     14,995,165
                                 24,400,000   Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class A4,
                                              5.308% due 11/15/2048                                                    23,367,136
                                                                                                                -----------------
                                                                                                                      531,797,967

                                              Total Non-Government Agency Mortgage-Backed Securities
                                              (Cost - $695,585,516) - 20.7%                                           686,337,372



Industry                                      Corporate Bonds

Aerospace &                         712,000   L-3 Communications Corp. Series B, 6.375% due 10/15/2015                    672,840
Defense - 0.0%

Airlines - 0.2%                   2,701,713   American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012 (o)           2,590,267
                                  2,555,000   Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013            2,634,844
                                  3,010,000   Southwest Airlines Co., 7.875% due 9/01/2007                              3,020,084
                                                                                                                -----------------
                                                                                                                        8,245,195

Beverages - 0.0%                    185,000   Diageo Capital Plc, 3.50% due 11/19/2007                                    183,604

Building Products - 0.1%          1,795,000   Momentive Performance Materials, Inc., 10.125% due 12/01/2014 (a)(f)      1,799,488

Capital Markets - 3.1%           14,930,000   Credit Suisse Guernsey Ltd., 5.86% (b)(e)                                14,384,488
                                  5,730,000   Goldman Sachs Capital II, 5.793% (b)(e)                                   5,592,165
                                 21,200,000   Goldman Sachs Group, Inc., 5.25% due 10/15/2013                          20,552,001
                                 62,850,000   Morgan Stanley, 5.61% due 1/09/2012 (b)                                  62,735,110
                                                                                                                -----------------
                                                                                                                      103,263,764

Chemicals - 0.1%                  2,245,000   Lyondell Chemical Co., 6.875% due 6/15/2017                               2,166,425

Commercial                        6,660,000   Barclays Bank Plc, 8.55% (a)(e)                                           7,334,278
Banks - 0.7%                      5,125,000   Corporacion Andina de Fomento, 6.875% due 3/15/2012                       5,367,264
                         JPY  1,187,000,000   Kreditanstalt fuer Wiederaufbau, 0.325% due 8/08/2011 (b)                 9,641,949
                                                                                                                -----------------
                                                                                                                       22,343,491

Consumer                 USD        890,000   American Express Co., 6.80% due 9/01/2066 (b)                               917,696
Finance - 0.5%                    5,375,000   HSBC Finance Corp., 6.50% due 11/15/2008                                  5,450,476
                                  3,135,000   MBNA America Bank NA, 4.625% due 8/03/2009                                3,087,988
                                    870,000   MBNA Corp., 5.625% due 11/30/2007                                           871,149
                                  2,750,000   MBNA Corp., 4.625% due 9/15/2008                                          2,723,581
                                  5,240,000   SLM Corp., 5.40% due 10/25/2011                                           4,799,342
                                                                                                                -----------------
                                                                                                                       17,850,232

Diversified Financial             5,555,000   Bank of America Corp., 4.875% due 9/15/2012                               5,368,058
Services - 3.7%                   3,150,000   Bank of America NA, 6.10% due 6/15/2017                                   3,185,699
                                 10,305,000   Citigroup, Inc., 5.625% due 8/27/2012                                    10,307,195
                                 12,000,000   Citigroup, Inc., 5.50% due 2/15/2017                                     11,622,252
                                  3,155,000   Citigroup, Inc., 5.875% due 5/29/2037                                     3,007,810
                                  2,445,000   Ford Motor Credit Co. LLC, 9.75% due 9/15/2010                            2,553,032
                                 15,000,000   General Electric Capital Corp., 5% due 11/15/2011                        14,699,535
                                  5,000,000   General Electric Capital Corp., 6.75% due 3/15/2032                       5,424,840
                                 52,575,000   General Electric Capital Corp. Series A, 5% due 12/01/2010               51,875,542
                                     10,000   JPMorgan Chase & Co., 4.50% due 11/15/2010                                    9,728
                                 14,025,000   JPMorgan Chase Bank NA, 6% due 7/05/2017                                 13,915,465
                                                                                                                -----------------
                                                                                                                      121,969,156

Diversified                       8,030,000   GTE Corp., 6.84% due 4/15/2018                                            8,438,293
Telecommunication          JPY  733,000,000   Nippon Telegraph & Telephone Corp., 2.50% due 7/25/2007                   5,959,598
Services - 0.5%            USD    1,910,000   Telecom Italia Capital SA, 6% due 9/30/2034                               1,720,765
                                                                                                                -----------------
                                                                                                                       16,118,656

Electric Utilities - 0.3%         3,755,000   Nevada Power Co., 6.65% due 4/01/2036                                     3,767,448
                                  5,130,000   Sierra Pacific Power Co., 6% due 5/15/2016                                5,031,335
                                                                                                                -----------------
                                                                                                                        8,798,783

Health Care Equipment &           3,780,000   The Cooper Cos., Inc., 7.125% due 2/15/2015 (a)                           3,742,200
Supplies - 0.1%

Health Care Providers &           3,465,000   UnitedHealth Group, Inc., 5.80% due 3/15/2036                             3,188,819
Services - 0.1%

Insurance - 1.3%                  5,255,000   American International Group, Inc., 6.25% due 5/01/2036                   5,303,651
                                  5,900,000   Chubb Corp., 6.375% due 3/29/2067 (b)                                     5,769,604
                                  3,655,000   Lincoln National Corp., 7% due 5/17/2066 (b)                              3,750,322
                                  1,925,000   Lincoln National Corp., 6.05% due 4/20/2067 (b)                           1,837,959
                                  7,085,000   MetLife, Inc., 6.40% due 12/15/2066                                       6,563,204
                                    735,000   Principal Life Global Funding I, 3.625% due 4/30/2008 (a)                   721,594
                                  5,575,000   Progressive Corp., 6.70% due 6/15/2037 (b)                                5,540,820
                                  3,915,000   Reinsurance Group of America, 6.75% due 12/15/2065 (b)                    3,815,563
                                  4,220,000   The Travelers Cos., Inc., 6.25% due 3/15/2067 (b)                         4,055,205
                                  4,525,000   ZFS Finance USA Trust I, 6.50% due 5/09/2037 (a)(b)                       4,376,331
                                                                                                                -----------------
                                                                                                                       41,734,253

Media - 1.6%                      7,050,000   Comcast Corp., 6.50% due 1/15/2017                                        7,197,740
                                  7,000,000   Comcast Corp., 6.45% due 3/15/2037                                        6,746,068
                                  3,895,000   Cox Communications, Inc., 7.125% due 10/01/2012                           4,114,966
                                  1,495,000   Idearc, Inc., 8% due 11/15/2016                                           1,509,950
                                  5,210,000   News America, Inc., 6.40% due 12/15/2035                                  4,961,546
                                  5,060,000   News America, Inc., 6.75% due 1/09/2038                                   5,296,024
                                  3,135,000   Shaw Communications, Inc., 7.20% due 12/15/2011                           3,244,725
                                  9,475,000   Time Warner Cable, Inc., 5.85% due 5/01/2017 (a)                          9,215,840
                                  9,715,000   Time Warner Companies, Inc., 9.125% due 1/15/2013 (l)                    11,159,582
                                                                                                                -----------------
                                                                                                                       53,446,441

Metals & Mining - 0.2%            4,975,000   Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                5,310,813

Multi-Utilities - 0.1%            4,600,000   CMS Energy Corp., 6.55% due 7/17/2017                                     4,538,493

Oil, Gas & Consumable            10,000,000   Anadarko Petroleum Corp., 6.45% due 9/15/2036                             9,618,270
Fuels - 1.4%                      6,200,000   Midamerican Energy Holdings Co., 5.95% due 5/15/2037 (a)                  5,843,252
                                  6,635,000   Northwest Pipeline Corp., 7% due 6/15/2016                                6,916,988
                                 18,000,000   Pemex Project Funding Master Trust, 6.66% due 6/15/2010 (a)(b)           18,468,000
                                  4,015,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (a)                              3,994,925
                                    775,000   Tennessee Gas Pipeline Co., 7% due 10/15/2028                               798,112
                                                                                                                -----------------
                                                                                                                       45,639,547

Pharmaceuticals - 0.4%    JPY 1,198,000,000   Pfizer, Inc., 0.80% due 3/18/2008                                         9,718,020
                          USD     4,965,000   Wyeth, 6% due 2/15/2036                                                   4,787,347
                                                                                                                -----------------
                                                                                                                       14,505,367

Real Estate Investment            2,075,000   Developers Diversified Realty Corp., 6.625% due 1/15/2008                 2,086,383
Trusts (REITs) - 0.1%

Semiconductors &                  3,605,000   Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (a)(f)               3,388,700
Semiconductor                       465,000   Freescale Semiconductor, Inc., 9.235% due 12/15/2014 (a)(b)                 448,725
Equipment - 0.8%                 21,800,000   International Rectifier Corp., 4.25% due 7/15/2007 (d)                   21,745,500
                                                                                                                -----------------
                                                                                                                       25,582,925

                                              Total Corporate Bonds (Cost - $511,855,463) - 15.2%                     503,186,875



                                              Foreign Government Obligations
                                  8,475,000   Argentina Bonos, 5.475% due 8/03/2012 (b)(o)                              8,058,381
                                    840,985   Argentina Government International Bond, 8.28% due 12/31/2033 (j)           811,551
                           JPY  985,900,000   Finland Government International Bond, 0.30% due 10/18/2007               7,993,385
                           USD    2,378,000   Mexico Government International Bond, 6.375% due 1/16/2013                2,458,852
                                  2,775,000   Mexico Government International Bond, 5.875% due 1/15/2014                2,788,875
                                  6,547,100   Russia Government International Bond, 7.50% due 3/31/2030 (o)             7,211,631
                                  1,540,000   Venezuela Government International Bond, 7.65% due 4/21/2025              1,409,100

                                              Total Foreign Government Obligations (Cost - $31,335,981) - 0.9%         30,731,775



                                              Preferred Securities
                                              Capital Trusts

Capital Markets - 0.4%            8,943,000   Lehman Brothers Holdings Capital Trust V, 5.857% (b)(e)                   8,760,187
                                  4,775,000   Mellon Capital IV Series 1, 6.244% (b)(e)                                 4,818,071
                                                                                                                -----------------
                                                                                                                       13,578,258

Commercial Banks - 0.4%           3,555,000   BAC Capital Trust VI, 5.625% due 3/08/2035                                3,174,206
                                    445,000   RBS Capital Trust I, 5.512% (b)(e)                                          427,694
                                  4,600,000   USB Capital IX, 6.189% (b)(e)                                             4,633,966
                                  3,575,000   Wachovia Capital Trust III, 5.80% (b)(e)                                  3,559,420
                                                                                                                -----------------
                                                                                                                       11,795,286

Oil, Gas & Consumable             3,555,000   Pemex Project Funding Master Trust, 7.375% due 12/15/2014                 3,863,734
Fuels - 0.1%

                                              Total Capital Trusts (Cost - $29,513,423) - 0.9%                         29,237,278



                                     Shares
                                       Held   Preferred Stocks
Commercial Banks - 0.0%             450,000   Barclays Bank Plc, 6.278%                                                   414,166

Thrifts & Mortgage                  214,200   Fannie Mae Series O, 7%                                                  11,104,942
Finance - 0.3%

                                              Total Preferred Stocks (Cost - $12,323,162) - 0.3%                       11,519,108



                                       Face
                                     Amount   Trust Preferred
Commercial Banks - 0.1%     USD   4,300,000   SunTrust Capital VIII, 6.10% due 12/15/2036 (b)                           3,937,751

                                              Total Trust Preferred (Cost - $4,230,426) - 0.1%                          3,937,751

                                              Total Preferred Securities (Cost - $46,067,011) - 1.3%                   44,694,137



                                              Short-Term Securities
                                129,500,000   Federal National Mortgage Association, 4.95% due 7/02/2007              129,500,000



                                 Beneficial
                                   Interest
                            USD  39,000,000   BlackRock Liquidity Series, LLC Money Market Series, 5.33% (c)(g)(h)     39,000,000

                                              Total Short-Term Securities (Cost - $168,500,000) - 5.1%                168,500,000



                                  Number of
                                Contracts++   Options Purchased
Call Options Purchased                   59   Receive a fixed rate of 5.39% and pay a floating rate based on
                                              3-month LIBOR, expiring March 2012, Broker Lehman Brothers
                                              Special Finance (k)                                                       1,614,553
                                        173   Receive a fixed rate of 5.525% and pay a floating rate based on
                                              3-month LIBOR, expiring May 2012, Broker Citibank N.A. (k)                3,204,914
                                        164   Receive a fixed rate of 5.705% and pay a floating rate based on
                                              3-month LIBOR, expiring May 2012, Broker Deutsche Bank AG (k)             7,859,569
                                         70   Receive a fixed rate of 6.025% and pay a floating rate based on
                                              3-month LIBOR, expiring June 2012, Broker Lehman Brothers
                                              Special Finance (k)                                                       2,766,969
                                                                                                                -----------------
                                                                                                                       15,446,005

Put Options Purchased                    59   Pay a fixed rate of 5.39% and receive a floating rate based on
                                              3-month LIBOR, expiring March 2012, Broker Lehman Brothers
                                              Special Finance (k)                                                       3,989,723
                                        173   Pay a fixed rate of 5.525% and receive a floating rate based on
                                              3-month LIBOR, expiring May 2012, Broker Citibank N.A. (k)                5,358,298
                                        164   Pay a fixed rate of 5.705% and receive a floating rate based on
                                              3-month LIBOR, expiring May 2012, Broker Deutsche Bank AG (k)             4,557,057
                                        117   Pay a fixed rate of 5.95% and receive a floating rate based on
                                              3-month LIBOR, expiring August 2007, Broker Deutsche Bank AG (k)            320,452
                                         70   Pay a fixed rate of 6.025% and receive a floating rate based on
                                              3-month LIBOR, expiring June 2012, Broker Lehman Brothers
                                              Special Finance (k)                                                       2,803,349
                                                                                                                -----------------
                                                                                                                       17,028,879

                                              Total Options Purchased (Premiums Paid - $36,673,717) - 1.0%             32,474,884

                                              Total Investments (Cost - $5,101,314,514) - 152.7%                    5,073,226,137



                                       Face
                                     Amount   TBA Sale Commitments
                                              Fannie Mae Guaranteed Pass-Through Certificates:
                            USD   2,000,000      4.50%  due 7/15/2022                                                 (1,898,010)
                                 93,100,000      5.00% due 7/15/2022 - 8/15/2037                                     (88,297,522)
                                111,300,000      5.50% due 12/01/2018 - 7/15/2037                                   (107,432,520)
                                 71,500,000      6.00% due 7/15/2022 - 7/15/2037                                     (71,639,035)
                                  6,200,000      6.50% due 12/01/2028 - 8/15/2037                                     (6,258,881)

                                              Total TBA Sale Commitments
                                              (Premiums Received - $277,392,337) - (8.3%)                           (275,525,968)



                                  Number of
                                Contracts++   Options Written
Call Options Written                     59   Pay a fixed rate of 5.115% and receive a floating rate based on
                                              3-month LIBOR, expiring March 2008, Broker Lehman Brothers
                                              Special Finance (k)                                                       (261,695)

Put Options Written                      59   Receive a fixed rate of 5.115% and pay a floating rate based on
                                              3-month LIBOR, expiring March 2008, Broker Lehman Brothers
                                              Special Finance (k)                                                     (3,393,817)

                                              Total Options Written (Premiums Received - $2,496,975) - (0.1%)         (3,655,512)
                                              Liabilities in Excess of Other Assets - (44.3%)                     (1,472,267,565)
                                                                                                                -----------------
                                              Net Assets - 100.0%                                               $   3,321,777,092
                                                                                                                =================


  + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

 ++ One contract represents a notional amount of $1,000,000.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate security.

(c) Investments in companies considered to be an affiliate of the Master
    Portfolio, for purposes of Section 2(a)(3) of the Investment Company
    Act of 1940, were as follows:

                                         Purchase       Sale         Realized     Interest
    Affiliate                              Cost         Cost           Loss        Income
    BlackRock Capital Finance LP
      Series 1997-R2 Class AP,
      9.20% due 12/25/2035                  -    $        1,556    $      (10)    $     932
    BlackRock Liquidity Series, LLC
      Money Market Series                   -    $  364,300,250*             -    $ 199,601

      * Represents net sale cost.


(d) Convertible security.

(e) The security is a perpetual bond and has no stated maturity date.

(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(g) Represents the current yield as of June 30, 2007.

(h) Security was purchased with the cash proceeds from securities loans.

(i) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(j) Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

(k) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon the exercise of swaption.

(l) All or a portion of security held as collateral in connection with open financial futures contracts.

(m) Security, or a portion of security, is on loan.

(n) Represents or includes a "to-be-announced" transaction. The Master
    Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(o) Subject to principal paydowns.

o The cost and unrealized appreciation (depreciation) of investments, net of short sales and options written as of June 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $        4,826,971,619
                                             ======================
    Gross unrealized appreciation            $           15,623,432
    Gross unrealized depreciation                      (48,550,394)
                                             ----------------------
    Net unrealized depreciation              $         (32,926,962)
                                             ======================

o For Master Portfolio compliance purposes, the Master Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master
    Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Financial futures contracts purchased as of June 30, 2007 were as follows:


    Number of                                  Expiration                            Unrealized
    Contracts            Issue                    Date            Face Value        Depreciation
      1,765    30-Year U.S. Treasury Bond    September 2007     $  190,991,007   $    (812,257)
        431         EuroBond Futures         September 2007     $   65,340,428        (735,637)
                                                                                 --------------
             Total Unrealized Depreciation                                       $  (1,547,894)
                                                                                 ==============

o   Financial futures contracts sold as of June 30, 2007 were as follows:


    Number of                                  Expiration                            Unrealized
    Contracts            Issue                    Date            Face Value        Depreciation
      1,488    2-Year U.S. Treasury Bond     September 2007     $  302,969,264    $   (257,236)
      5,613    5-Year U.S. Treasury Bond     September 2007     $  581,810,344      (2,380,172)
        290    10-Year U.S. Treasury Bond    September 2007     $   30,438,706        (215,200)
                                                                                 --------------
    Total Unrealized Depreciation                                                $  (2,852,608)
                                                                                 ==============

o   Swaps outstanding as of June 30, 2007 were as follows:

                                                                  Unrealized
                                                    Notional     Appreciation
                                                     Amount     (Depreciation)

    Sold credit default protection on
    Comcast Cable Communications, Inc.
    and receive 1.15%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires September 2008                      $   7,115,000   $       95,270

    Receive a fixed rate of 3.401% and pay
    3.875% on Treasury Inflation Protected
    Securities (TIPS) adjusted principal

    Broker, JPMorgan Chase
    Expires January 2009                        $  19,239,000        (332,378)

    Receive a fixed rate of 5.2725% and pay
    a floating rate based on 3-month LIBOR

    Broker, Citibank, N.A.
    Expires October 2009                        $  51,500,000        (118,089)

    Bought credit default protection on
    Sara Lee Corp. and pay 0.57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                       $   7,580,000         (77,293)

    Bought credit default protection on
    RadioShack Corp. and pay 1.16%

    Broker, UBS Warburg
    Expires December 2010                       $   7,625,000         (90,158)

    Bought credit default protection on
    Limited Brands, Inc. and pay 1.065%

    Broker, UBS Warburg
    Expires December 2010                       $   7,625,000        (177,861)

    Receive a fixed rate of 4.17% and pay
    3.50% on Treasury Inflation Protected
    Securities (TIPS) adjusted principal

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires January 2011                        $  16,600,000        (879,941)

    Bought credit default protection on
    Sara Lee Corp. and pay 0.604%

    Broker, JPMorgan Chase
    Expires March 2011                          $   7,720,000         (85,785)

    Bought credit default protection on
    Limited Brands, Inc. and pay 0.73%

    Broker, Lehman Brothers Special Finance
    Expires March 2011                          $   7,720,000         (90,231)

    Bought credit default protection on
    Computer Sciences Corp. and pay 0.88%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires June 2011                           $   7,770,000         (66,162)

    Receive a fixed rate of 4.906% and pay
    a floating rate based on 3-month LIBOR

    Broker, UBS Warburg
    Expires December 2011                       $ 200,000,000      (4,352,733)

    Receive a fixed rate of 4.946% and pay
    a floating rate based on 3-month LIBOR

    Broker, Citibank, N.A.
    Expires December 2011                       $  76,800,000      (1,562,995)

    Receive a fixed rate of 4.897% and pay
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase
    Expires December 2011                       $ 165,000,000      (3,673,500)

    Pay a fixed rate of 5.0016% and receive a floating rate based on 3-month LIBOR

    Broker, UBS Warburg
    Expires January 2012                        $  63,300,000        1,215,935

    Bought credit default protection on
    Eastman Chemical Co. and pay 0.68%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires September 2013                      $   7,800,000         (71,237)

    Receive a fixed rate of 5.085% and pay
    a floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG London
    Expires November 2016                       $  17,100,000        (749,563)

    Pay a fixed rate of 5.225% and receive
    a floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG London
    Expires January 2017                        $   7,400,000          238,874

    Receive a fixed rate of 5.16% and pay a
    floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG London
    Expires February 2017                       $  30,300,000      (1,131,382)

    Pay a fixed rate of 5.071% and receive a floating rate based on 3-month LIBOR

    Broker, UBS Warburg
    Expires March 2017                          $  70,300,000        3,128,336

    Pay a fixed rate of 5.6825% and receive
    a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires June 2017                           $  42,500,000         (56,064)

    Pay a fixed rate of 5.725% and receive a floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG London
    Expires June 2017                           $  58,800,000        (251,674)

    Receive a fixed rate of 5.411% and pay
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase
    Expires August 2022                         $  76,505,000      (2,729,375)
                                                                --------------
    Total                                                       $ (11,818,006)
                                                                ==============

o   Currency Abbreviations:
    JPY   Japanese Yen
    USD   U.S. Dollar


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Bond Fund of BlackRock Bond Fund, Inc. and
Master Bond Portfolio of Master Bond LLC

By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Bond Fund of BlackRock Bond Fund, Inc. and
       Master Bond Portfolio of Master Bond LLC


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Bond Fund of BlackRock Bond Fund, Inc. and
       Master Bond Portfolio of Master Bond LLC


Date: August 20, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke,
       Chief Financial Officer of
       BlackRock Bond Fund of BlackRock Bond Fund, Inc. and
       Master Bond Portfolio of Master Bond LLC


Date: August 20, 2007